Short-Term Investment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale:
Short-term investment	$ 461,115	$ 719,855
Less: Redemption	(461,115)	(258,740)
Total available-for-sale		$ 461,115